Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Document Type	POS AM
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2022
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1978697
Entity Address Address Line 1	1007 North Orange Street, 4th Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Entity Interactive Data Current	Yes